Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,193,634.86
Total Fee Amount	6,655.54
Total Offset Amount	0.00
Net Fee	$ 6,655.54
Offering Table N/A
Offset Table N/A	N/A